Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2017
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2016	2017
	(In thousands)
Cash and cash equivalents:
Cash	$364,766	$1,000,953

Short-term investments:
Bank time deposits	31,188	791,730

Total cash, cash equivalents and short-term investments	$395,954	$1,792,683

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was $5.5 million, $7.6 million and $17.9 million for the years ended December 31, 2015, 2016 and 2017, respectively. The maturity dates for the time deposits were within one year.